ULTIMUS
                                Your Fund Matters



April 7, 2009


VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:  The GKM Funds
              File Nos. 333-71402; 811-10529

Ladies and Gentleman:

     We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the GKM Growth Fund, a series of The GKM Funds, in connection with the Special Meeting of Shareholders.

     If you have any questions or comments concerning the enclosed, please telephone the undersigned at (513) 587-3406.


Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President